SCHEDULE OF RECONCILIATION BETWEEN SEGMENTS OPERATING RESULTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Depreciation and amortization expenses not attributable to segments ()		$ (1,941)
General and administrative not attributable to the segments ()		(1,384)	$ (1,732)
Income before income taxes		681	$ 2,510
Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization expenses not attributable to segments ()	[1]	(1,941)
General and administrative not attributable to the segments ()	[2]	(557)
Income before income taxes		$ (2,498)

[1]	Mainly consist of technology and customer relations amortization costs from business combinations (see note 7).
[2]	Mainly consist of salary and related expenses, professional consulting expenses and other expenses in connection with the business combinations and the Reorganization Transaction.